Significant Accounting Policies - Summary of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 Anniversaries
Mexican peso [Member]
Disclosure of foreign exchange rates [line items]
Closing	19.5	20.5	19.89
Average	20.0274	20.4266	21.5766
Euro [member]
Disclosure of foreign exchange rates [line items]
Closing	0.9344	0.8789	0.8183
Average	0.9522	0.8467	0.8736
British Pound Sterling [member]
Disclosure of foreign exchange rates [line items]
Closing	0.8266	0.7395	0.7313
Average	0.8139	0.7262	0.7758
Colombian Peso [member]
Disclosure of foreign exchange rates [line items]
Closing	4,810	3,981	3,433
Average	4,277	3,783	3,730